Business Combinations - Summary of Preliminary Allocation of Assets Acquired and Liabilities Assumed (Detail) - USD ($) $ in Thousands		9 Months Ended	12 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017
Allocation of consideration to assets acquired and liabilities assumed:
Goodwill		$ 951,190	$ 944,298	$ 944,298	$ 830,008
Total consideration, net of cash acquired		18,453		292,984
Return Polymers Inc [Member]
Business Combination Recognized Identifiable Assets Acquired Goodwill And Liabilities Assumed Net Abstract [Line Items]
Total purchase consideration	$ 18,453
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents	0
Accounts receivable	1,119
Inventories	2,532
Prepaid expenses and other current assets	39
Property, plant and equipment	4,080
Intangible assets	5,300
Accounts payable	(947)
Accrued expenses and other liabilities	(562)
Goodwill	6,892	$ 6,892
Net assets acquired	18,453
Return Polymers Inc [Member] | Previously Reported [Member]
Business Combination Recognized Identifiable Assets Acquired Goodwill And Liabilities Assumed Net Abstract [Line Items]
Total purchase consideration	18,069
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents	204
Accounts receivable	1,119
Inventories	2,532
Prepaid expenses and other current assets	39
Property, plant and equipment	4,080
Intangible assets	5,300
Accounts payable	(947)
Accrued expenses and other liabilities	(562)
Goodwill	6,304
Net assets acquired	18,069
Return Polymers Inc [Member] | Revision of Prior Period, Adjustment [Member]
Business Combination Recognized Identifiable Assets Acquired Goodwill And Liabilities Assumed Net Abstract [Line Items]
Total purchase consideration	384
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents	(204)
Goodwill	588
Net assets acquired	$ 384
Versatex Building Products LLC [Member]
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents			2,623
Accounts receivable			4,059
Inventories			9,826
Other current assets			6,518
Property, plant and equipment			21,969
Intangible assets			129,000
Accounts payable			(1,723)
Accrued expenses and other liabilities			(8,811)
Total identifiable assets			163,461
Goodwill			110,355
Net assets acquired			(273,816)
Less: cash acquired			(2,623)
Total consideration, net of cash acquired			271,193
Ultratox [Member]
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents			623
Accounts receivable			874
Inventories			3,166
Other current assets			138
Property, plant and equipment			366
Intangible assets			17,300
Other assets			7
Accounts payable			(1,582)
Accrued expenses and other liabilities			(771)
Total identifiable assets			20,121
Goodwill			3,935
Net assets acquired			(24,056)
Less: cash acquired			(623)
Total consideration, net of cash acquired			23,433
Versatex Building Products LLC and Ultratox [Member]
Business Combination Recognized Identifiable Assets Acquired Goodwill And Liabilities Assumed Net Abstract [Line Items]
Total purchase consideration				297,900
Allocation of consideration to assets acquired and liabilities assumed:
Cash and cash equivalents			3,246	292,600
Accounts receivable			4,933
Inventories			12,992
Other current assets			6,656
Property, plant and equipment			22,335
Intangible assets			146,300
Other assets			7
Accounts payable			(3,305)
Accrued expenses and other liabilities			(9,582)
Total identifiable assets			183,582
Goodwill			114,290
Net assets acquired			(297,872)
Less: cash acquired			(3,246)	$ (3,200)
Total consideration, net of cash acquired			$ 294,626